Cover	May 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2026
Entity File Number	001-43309
Entity Registrant Name	Oceanhawk Acquisition Corp.
Entity Central Index Key	0002090787
Entity Tax Identification Number	98-1886973
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	931-1898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A
Title of 12(b) Security	Units, each consisting of one Class A
Trading Symbol	OHACU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001
Title of 12(b) Security	Class A ordinary share, par value $0.0001
Trading Symbol	OHAC
Security Exchange Name	NASDAQ
Rights, each right to receive one-fourth of
Title of 12(b) Security	Rights, each right to receive one-fourth of
Trading Symbol	OHACR
Security Exchange Name	NASDAQ